RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－13 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the six months ended June 30, 2025 and 2024, the Company was involved in certain transactions, either at cost or current market prices and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

Nature of transactions	Six Months ended June 30,
	2025	2024
	$’000	$’000

Sale of products
- INNEOVA Engineering Pte. Ltd.(4)	-	503
- Spare-Parts Zone (Australia) Pty Ltd(2)	400	206
- Branded Filters Pty Ltd(2)	301	286
- Jurong Barrels & Drums Industries Pte. Ltd.(1)	-	*
- Auto Saver Pte. Ltd.(3)	130	108
- PT Heavy Machindo Diesel(2)	296	274
- Oceania Power & Solutions Pty Ltd(2)	12	26
- Soon Aik Global Pte. Ltd.(3)	1	-

Sundry income
- INNEOVA Engineering Pte. Ltd.(4)	-	11
- Auto Saver Pte. Ltd.(3)	-	*
- Oceania Power & Solutions Pty Ltd(2)	12	12
- PT Heavy Machindo Diesel(2)	2	-

Purchases
- INNEOVA Engineering Pte. Ltd.(4)	-	247
- Branded Filters Pty Ltd(2)	147	1
- PT Heavy Machindo Diesel(2)	643	616
- Oceania Power & Solutions Pty Ltd(2)	12	44
- Jurong Barrels & Drums Industries Pte. Ltd.(1)	-	*
- Auto Saver Pte. Ltd.(3)	1	-

Expenses
- EU Group Pte. Ltd.(1)	275	272
- Branded Filters Pty Ltd(2)	*	*
- INNEOVA Engineering Pte. Ltd.(4)	-	11
- Soon Aik Global Pte. Ltd.(3)	89	71
- Auto Saver Pte. Ltd.(3)	124	152
- PT Heavy Machindo Diesel(2)	-	*
- N-United Pte Ltd(2)	18	-
- Fleetzone Autoparts (M) Sdn. Bhd.(3)	14	12

*	These are related to the figures which are immaterial.

The related parties are controlled by the common directors of the Company as follows:

(1)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia.
(3)	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..
(4)	Power Trans Engineering Pte. Ltd. is now known as INNEOVA Engineering Pte. Ltd. and in 2025, the Company acquired 100% stake in INNEOVA Engineering Pte. Ltd. from Soon Aik.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.